Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Components of (Loss) Income from Discontinued Operations

The key components of income/ (loss) from discontinued operations were as follows:

	Year Ended December 31,
	2012	2013
Net revenues	$8,883,202	$5,909,375
Cost of revenues	5,337,336	3,486,200
Operating expenses	574,446	229,745

Income/(loss) before income taxes	2,971,420	2,193,430
Allocated tax expense/(benefit)	1,127,981	879,819

Operating income/(loss) from discontinued operations	1,843,439	1,313,611
Gain on sale, net of $1.5 million of related income taxes	—	3,391,639

Income from discontinued operations, net of income taxes ($1.0 million and $2.4 million, respectively)	$1,843,439	$4,705,250